Loans Payable - Schedule of maturities of long-term debt (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 270.7
2023	523.1
2024	245.6
2025	621.4
2026	170.2
Thereafter	531.6
Total maturities	$ 2,362.6